Statement of Additional Information Supplement dated August 25, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Balanced Fund
Invesco California Tax-Free Income Fund
Invesco Dividend Growth Securities Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Fundamental Value Fund
Invesco Large Cap Relative Value Fund
Invesco New York Tax-Free Income Fund
Invesco S&P 500 Index Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Small Cap Growth Fund

The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Equally-Weighted S&P 500 Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010 (except as noted):

				Other Pooled
				Investment Vehicles			Other Accounts
	Dollar	Registered Investment		Managed (assets in			Managed (assets in
	Range of	Companies Managed		millions)			millions)
	Investments	(assets in millions)		Number			Number
“Portfolio	in Each	Number of		of			of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets		Accounts		Assets
	Invesco Equally-Weighted S&P 500 Fund
Anthony Munchak[2]	None	5	$416.3	4	$213.2		28	[3]	$1,807.5	[3]
Glen Murphy[4]	None	5	$442.5	4	$207.1		28	[5]	$1,918.9	[5]
Francis Orlando[2]	None	5	$416.3	4	$213.2		28	[3]	$1,807.5	[3]
Daniel Tsai[4]	None	1	$104.3	15 [6]	$1,046.9	[6]	83	[7]	$5,727.6	[7]
Anne Unflat[4]	None	1	$104.3	15 [6]	$1,046.9	[6]	83	[7]	$5,727.6	[7]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Munchak and Orlando began serving as portfolio managers of Invesco Equally-Weighted S&P 500 Fund on August 20, 2010. Information for Messrs. Munchak and Orlando has been provided as of July 31, 2010.

3	This amount includes 4 funds that pay performance-based fees with $155.5 M in total assets under management.

4	Messrs. Murphy and Tsai and Ms. Unflat began serving as portfolio managers of Invesco Equally-Weighted S&P 500 Fund on June 25, 2010.

5	This amount includes 1 fund that pays performance-based fees with $16.0 M in total assets under management.

6	This amount includes 10 funds that pay performance-based fees with $1,869.1 M in total assets under management.

7	This amount includes 4 funds that pay performance-based fees with $226.0 M in total assets under management.”

The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco S&P 500 Index Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010 (except as noted):

				Other Pooled
				Investment Vehicles			Other Accounts
	Dollar	Registered Investment		Managed (assets in			Managed (assets in
	Range of	Companies Managed		millions)			millions)
	Investments	(assets in millions)		Number			Number
“Portfolio	in Each	Number of		of			of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets		Accounts		Assets
	Invesco S&P 500 Index Fund
Anthony Munchak[2]	None	5	$416.3	4	$213.2		28	[3]	$1,807.5	[3]
Glen Murphy[4]	None	5	$442.5	4	$207.1		28	[5]	$1,918.9	[5]
Francis Orlando[2]	None	5	$416.3	4	$213.2		28	[3]	$1,807.5	[3]
Daniel Tsai[4]	None	1	$104.3	15 [6]	$1,046.9	[6]	83	[7]	$5,727.6	[7]
Anne Unflat[4]	None	1	$104.3	15 [6]	$1,046.9	[6]	83	[7]	$5,727.6	[7]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Munchak and Orlando began serving as portfolio managers of Invesco S&P 500 Index Fund on August 20, 2010. Information for Messrs. Munchak and Orlando has been provided as of July 31, 2010.

3	This amount includes 4 funds that pay performance-based fees with $155.5 M in total assets under management.

4	Messrs. Murphy and Tsai and Ms. Unflat began serving as portfolio managers of Invesco Equally-Weighted S&P 500 Fund on June 25, 2010.

5	This amount includes 1 fund that pays performance-based fees with $16.0 M in total assets under management.

6	This amount includes 10 funds that pay performance-based fees with $1,869.1 M in total assets under management.

7	This amount includes 4 funds that pay performance-based fees with $226.0 M in total assets under management.”

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